Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies Related to the Grant of Certain Equity Awards Close in Time to the Release of Material
Non-public
Information
Our Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like awards. Our Company does not time the disclosure of material non-public
information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.

Award Timing Predetermined	true
Award Timing, How MNPI Considered	Our Company does not currently grant awards of stock options, stock appreciation rights, or similar option-like awards. Our Company does not time the disclosure of material non-public
information, or the granting of equity awards, for the purpose of impacting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false